Long-Term Equity Investments - Summary of Long-Term Equity Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Long term investments 1 [abstract]
Long-term investments - common shares held	$ 144,789	$ 161,879	$ 407,230	$ 167,988	$ 127,468	$ 98,190
Long-term investments - warrants held	2,830		3,265
Long-term investments	$ 147,619		$ 410,495